BUSINESS COMBINATIONS (Detail Textuals) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 03, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jul. 01, 2022
Acquired Indefinite-Lived Intangible Assets [Line Items]
Revenues			$ 752,764	$ 569,946	$ 409,049
Borderfree Acquisition [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Total purchase consideration							$ 101,880
Working capital adjustments							$ 101,880
Revenues		$ 22,034
Business acquisition transaction cost		$ 8,492			$ 8,492	$ 8,492
Flow Acquisition [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Total purchase consideration	$ 387,003
Working capital adjustments	233,074
Fair value in share	153,929
Consideration paid	$ 24,323
Issued shares	439,200
Value of issuance of restricted share unit	$ 13,590
Revenues						$ 21,151